The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 92.4%
	Shares	Value
BRAZIL — 14.1%
CONSUMER DISCRETIONARY — 0.7%
Lojas Renner	3,272,940	$7,054,677

CONSUMER STAPLES — 1.9%
Atacadao	4,512,800	5,733,477
Sendas Distribuidora	9,876,500	13,049,936

		18,783,413
ENERGY — 2.0%
Petroleo Brasileiro ADR	1,267,747	18,179,492
PRIO *	365,900	2,561,611

		20,741,103
FINANCIALS — 6.6%
B3 - Brasil Bolsa Balcao	12,813,500	27,371,933
Banco Bradesco ADR	9,053,719	20,189,793
Banco Bradesco	9,858,940	19,695,593

		67,257,319
INDUSTRIALS — 1.4%
Localiza Rent a Car	2,411,700	14,208,721

MATERIALS — 1.5%
Vale	1,506,000	15,021,865

		143,067,098

CHINA — 34.0%
COMMUNICATION SERVICES — 2.2%
Tencent Holdings	358,300	22,893,920

CONSUMER DISCRETIONARY — 11.7%
Alibaba Group Holding ADR	146,642	19,390,472
Alibaba Group Holding	1,256,000	20,781,753
Gree Electric Appliances of Zhuhai, Cl A	5,573,800	34,929,282
Li Ning	9,385,000	19,262,915
Trip.com Group ADR	381,071	24,228,494

		118,592,916
CONSUMER STAPLES — 1.9%
Budweiser Brewing APAC	15,824,800	19,072,735

FINANCIALS — 6.5%
Industrial & Commercial Bank of China, Cl H	28,050,000	20,015,947
PICC Property & Casualty, Cl H	8,500,000	15,739,536
Ping An Insurance Group of China, Cl H	5,030,500	30,026,818

		65,782,301

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
INDUSTRIALS — 2.4%
Beijing New Building Materials, Cl A	4,138,129	$16,623,353
SITC International Holdings	2,999,642	8,153,034
		24,776,387
MATERIALS — 5.8%
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,600,312	16,172,115
China Jushi, Cl A	11,559,734	20,562,492
Hengli Petrochemical, Cl A	10,536,499	22,333,833

		59,068,440
REAL ESTATE — 3.5%
China Overseas Land & Investment	19,824,969	35,485,855

		345,672,554

HONG KONG — 2.7%
CONSUMER DISCRETIONARY — 0.7%
Melco Resorts & Entertainment ADR *	1,338,151	7,052,056
CONSUMER STAPLES — 1.2%
WH Group	12,966,806	11,906,176

HEALTH CARE — 0.8%
Sino Biopharmaceutical	18,025,151	8,715,584

		27,673,816

HUNGARY — 1.1%
FINANCIALS — 1.1%
OTP Bank Nyrt	162,862	10,957,668
INDIA — 5.4%
ENERGY — 1.2%
Indian Oil	7,985,145	11,835,495

FINANCIALS — 3.1%
HDFC Bank	1,462,910	31,183,703

MATERIALS — 1.1%
Hindalco Industries	1,460,249	11,587,293

		54,606,491

INDONESIA — 1.4%
FINANCIALS — 1.4%
Bank Rakyat Indonesia Persero	57,222,500	13,832,509

MACAO — 2.8%
CONSUMER DISCRETIONARY — 2.8%
Galaxy Entertainment Group	2,817,000	11,008,802

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
Sands China *	8,602,400	$17,257,141

		28,265,943
		28,265,943

PERU — 1.1%
FINANCIALS — 1.1%
Credicorp	60,993	11,354,457

RUSSIA — 0.0%
MATERIALS — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 5.9%
COMMUNICATION SERVICES — 3.1%
MTN Group	4,733,609	31,841,946

CONSUMER DISCRETIONARY — 1.1%
Naspers, Cl N	45,168	11,201,241

FINANCIALS — 1.7%
Absa Group	1,735,632	16,818,739

		59,861,926

SOUTH KOREA — 11.5%
CONSUMER DISCRETIONARY — 1.8%
Hyundai Mobis	102,019	18,154,754

FINANCIALS — 2.8%
DB Insurance	90,745	5,481,693
Hana Financial Group	279,187	11,399,303
KB Financial Group	221,341	11,997,506

		28,878,502
INFORMATION TECHNOLOGY — 6.9%
Samsung Electro-Mechanics	137,991	12,222,420
Samsung Electronics	778,423	30,860,948
SK Hynix	178,369	23,777,664
WONIK IPS	179,917	3,005,760

		69,866,792
		116,900,048

TAIWAN — 6.6%
FINANCIALS — 0.7%
Chailease Holding	2,025,068	7,161,329

INFORMATION TECHNOLOGY — 5.9%
Taiwan Semiconductor Manufacturing ADR	96,067	15,947,122
Taiwan Semiconductor Manufacturing	551,000	15,517,808

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
Yageo	1,620,237	$23,863,664
Zhen Ding Technology Holding	1,434,682	4,550,597

		59,879,191
		67,040,520

THAILAND — 4.1%
CONSUMER STAPLES — 1.0%
CP ALL	6,747,200	9,870,188

FINANCIALS — 3.1%
Kasikornbank	3,538,600	16,907,236
SCB X	4,149,900	15,082,210

		31,989,446
		41,859,634

UNITED STATES — 1.7%
CONSUMER DISCRETIONARY — 1.7%
Las Vegas Sands	461,627	17,832,651

TOTAL COMMON STOCK
(Cost $836,852,538)		938,925,315

TOTAL INVESTMENTS— 92.4%
(Cost $836,852,538)		$938,925,315

Percentages are based on Net Assets of $1,016,133,226.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

ARG-QH-001-0800

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 98.6%
	Shares	Value
AUSTRALIA — 0.9%
FINANCIALS — 0.6%
QBE Insurance Group	41,901	$578,954

MATERIALS — 0.3%
South32	147,820	297,790

		876,744

BRAZIL — 3.9%
CONSUMER DISCRETIONARY — 2.1%
Lojas Renner	1,037,750	2,236,824

CONSUMER STAPLES — 0.7%
Ambev	281,358	668,579

FINANCIALS — 1.1%
Banco Bradesco ADR	495,999	1,106,078

		4,011,481

CANADA — 4.5%
CONSUMER DISCRETIONARY — 1.5%
Magna International	45,343	1,541,104

MATERIALS — 3.0%
Nutrien	62,705	3,112,047

		4,653,151

CHINA — 12.0%
CONSUMER DISCRETIONARY — 6.9%
Alibaba Group Holding	94,300	1,560,286
Gree Electric Appliances of Zhuhai, Cl A	186,100	1,166,231
Li Ning	945,500	1,940,659
Trip.com Group ADR	39,210	2,492,972

		7,160,148
FINANCIALS — 3.0%
Ping An Insurance Group of China, Cl H	518,627	3,095,660

REAL ESTATE — 2.1%
China Overseas Land & Investment	1,189,804	2,129,699

		12,385,507

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
FINLAND — 4.3%
ENERGY — 0.9%
Neste	106,160	$981,902

INFORMATION TECHNOLOGY — 3.4%
Nokia	658,355	3,467,432

		4,449,334

FRANCE — 10.4%
CONSUMER DISCRETIONARY — 7.9%
Accor	90,058	4,107,132
Kering	19,202	3,994,801

		8,101,933
INDUSTRIALS — 2.5%
Airbus	12,070	2,125,361
Teleperformance	5,027	505,472

		2,630,833
		10,732,766

GERMANY — 6.4%
CONSUMER DISCRETIONARY — 0.8%
Continental	11,632	820,289

HEALTH CARE — 2.0%
Bayer	84,185	2,018,084
Fresenius & KGaA *	1,982	84,619

		2,102,703
INFORMATION TECHNOLOGY — 2.9%
Infineon Technologies	88,571	2,952,515

MATERIALS — 0.7%
BASF	13,955	699,550

		6,575,057

HONG KONG — 5.9%
CONSUMER DISCRETIONARY — 0.9%
Melco Resorts & Entertainment ADR *	185,949	979,951

FINANCIALS — 3.9%
Prudential	371,381	4,007,601

REAL ESTATE — 1.1%
CK Asset Holdings	4,500	18,207
Sun Hung Kai Properties	113,500	1,081,388

		1,099,595
		6,087,147

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
INDIA — 1.2%
FINANCIALS — 1.2%
HDFC Bank	33,438	$712,771
HDFC Bank ADR	8,118	539,360

		1,252,131
		1,252,131

ITALY — 1.5%
ENERGY — 1.5%
Eni	57,957	896,397
Saipem *	271,223	629,279

		1,525,676
		1,525,676

JAPAN — 6.4%
INDUSTRIALS — 5.2%
Marubeni	28,100	450,775
Nidec	291,800	4,897,070

		5,347,845
MATERIALS — 1.2%
Kobe Steel	107,300	1,245,420

		6,593,265

LUXEMBOURG — 0.7%
MATERIALS — 0.7%
ArcelorMittal	24,898	719,220

MACAO — 3.9%
CONSUMER DISCRETIONARY — 3.9%
Galaxy Entertainment Group	249,000	973,089
Sands China *	1,545,200	3,099,802

		4,072,891
		4,072,891

NETHERLANDS — 2.8%
FINANCIALS — 1.8%
ABN AMRO Bank GDR	39,111	824,125
Aegon	156,627	1,028,703

		1,852,828
INDUSTRIALS — 1.0%
Randstad	24,643	1,024,321

		2,877,149

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
NORWAY — 2.8%
ENERGY — 2.8%
Aker BP	1,405	$33,311
Equinor	106,740	2,818,870

		2,852,181
		2,852,181

SINGAPORE — 4.7%
INFORMATION TECHNOLOGY — 4.7%
STMicroelectronics	223,156	4,893,278

SOUTH KOREA — 6.0%
CONSUMER DISCRETIONARY — 2.0%
Hyundai Mobis	11,899	2,117,482

FINANCIALS — 1.0%
Shinhan Financial Group	32,841	1,051,006

INFORMATION TECHNOLOGY — 3.0%
Samsung Electronics	13,372	530,139
SK Hynix	19,159	2,554,011

		3,084,150
		6,252,638

SPAIN — 5.1%
FINANCIALS — 5.1%
Banco Bilbao Vizcaya Argentaria	231,652	3,161,500
Banco Santander	315,626	2,126,351

		5,287,851
		5,287,851

SWEDEN — 2.9%
MATERIALS — 2.9%
Boliden	91,939	3,016,761

SWITZERLAND — 5.2%
FINANCIALS — 4.3%
Julius Baer Group	19,526	1,353,465
UBS Group	100,031	3,072,412

		4,425,877
INDUSTRIALS — 0.9%
Adecco Group	32,603	980,394

		5,406,271

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED KINGDOM — 4.0%
CONSUMER DISCRETIONARY — 1.0%
Whitbread	32,233	$1,026,820
ENERGY — 0.4%
BP	74,683	419,082
FINANCIALS — 2.6%
HSBC Holdings	241,261	2,735,064

		4,180,966

UNITED STATES — 3.1%
CONSUMER DISCRETIONARY — 2.1%
Las Vegas Sands	56,136	2,168,534

HEALTH CARE — 1.0%
GSK	54,672	1,044,798

		3,213,332

TOTAL COMMON STOCK
(Cost $103,388,595)		101,914,797

PREFERRED STOCK — 0.7%

BRAZIL — 0.7%
MATERIALS — 0.7%
Gerdau (A)	256,068	728,744
TOTAL PREFERRED STOCK
(Cost $939,337)		728,744

TOTAL INVESTMENTS— 99.3%
(Cost $104,327,932)		$102,643,541

Percentages are based on Net Assets of $103,394,478.
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

ARG-QH-001-0800

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%
	Shares	Value
COMMUNICATION SERVICES — 3.7%
Comcast, Cl A	573	$21,144
Liberty Global, Cl A *	1,947	22,410

		43,554

CONSUMER DISCRETIONARY — 14.7%
Las Vegas Sands	1,101	42,532
Lear	481	42,434
Mohawk Industries *	403	46,014
Newell Brands	1,895	11,749
Tapestry	398	28,023

		170,752

CONSUMER STAPLES — 9.0%
Bunge Global	288	22,009
Dollar General	274	24,093
Kraft Heinz	723	22,001
Target	240	25,046
Walgreens Boots Alliance	1,012	11,304

		104,453

ENERGY — 9.6%
Chord Energy	189	21,304
Occidental Petroleum	379	18,708
Patterson-UTI Energy	6,859	56,381
PBF Energy, Cl A	793	15,138

		111,531

FINANCIALS — 10.3%
American International Group	154	13,389
Bank of America	580	24,203
Citigroup	374	26,550
Invesco	1,345	20,404
RenaissanceRe Holdings	145	34,800

		119,346

HEALTH CARE — 18.7%
Baxter International	1,164	39,843
Cardinal Health	105	14,466
CVS Health	901	61,043
Gilead Sciences	521	58,378
Labcorp Holdings	101	23,507
Merck	235	21,094

		218,331

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
March 31, 2025
	(UNAUDITED	)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDUSTRIALS — 9.3%
Alaska Air Group *	657	$32,338
Carrier Global	186	11,792
ManpowerGroup	576	33,339
Stanley Black & Decker	148	11,378
WESCO International	123	19,102

		107,949

INFORMATION TECHNOLOGY — 9.6%
Amdocs	271	24,796
Arrow Electronics *	236	24,504
Cisco Systems	233	14,379
Flex *	301	9,957
Jabil	116	15,784
QUALCOMM	71	10,906
TE Connectivity	80	11,306

		111,632

MATERIALS — 7.5%
Alcoa	1,161	35,410
Chemours	572	7,739
Dow	547	19,101
FMC	182	7,679
LyondellBasell Industries, Cl A	252	17,741

		87,670

UTILITIES — 4.9%
Eversource Energy	425	26,397
UGI	915	30,259

		56,656

TOTAL COMMON STOCK
(Cost $1,153,702)		1,131,874

TOTAL INVESTMENTS— 97.3%
(Cost $1,153,702)		$1,131,874

Percentages are based on Net Assets of $1,163,352.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

ARG-QH-001-0800